OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES

	As of
	March 31, 2023	December 31, 2022

Professional fees	$223,401	$324,629
Promotion expenses	38,583	38,583
Payroll	22,192	21,164
Amounts held in eWallets	210,702	216,049
Tax penalty	75,000	75,000
Others	16,797	37,852
Total	$586,675	$713,277

	As of December 31,
	2022	2021
Professional fees	$324,629	$436,541
Promotion expenses	38,583	36,024
Payroll	21,164	22,669
Amounts held in eWallets	216,049	223,781
Tax penalty	75,000	75,000
Others	37,852	64,340

Total	$713,277	$858,355